Financial risk management - Schedule Of Items Exposed To Interest Rate Risk And Repricing Gap (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Cash and due from banks	S/ 12,615,226	S/ 9,818,711
Inter-bank funds	220,060	524,915
Investments at amortized cost	67,579,297	61,651,344
Loans, net	49,229,448	46,520,382
Total assets	95,503,781	89,624,779
Financial liabilities
Deposits and obligations	53,768,028	49,188,234
Inter-bank funds		119,712
Due to banks and correspondents	7,562,057	9,025,930
Bonds, notes and other obligations	6,075,433	5,551,629
Other liabilities	4,445,532	3,407,360
Equity	10,978,595	10,008,101	S/ 9,426,227	S/ 8,734,828
Total liabilities and equity	95,503,781	89,624,779
Off- balance sheet accounts
Derivatives held as assets	70,455	59,002
Derivatives held as liabilities	15,187	44,611
Mining rights [member]
Financial assets
Cash and due from banks	12,615,226	9,818,711
Inter-bank funds	220,060	524,915
Investments at fair value through other comprehensive income	21,183,160	21,691,447
Investments at amortized cost	3,898,198	3,474,004
Loans, net	49,229,448	46,520,382
Other assets	6,508,376	5,939,681
Total assets	93,654,468	87,969,140
Financial liabilities
Deposits and obligations	53,768,028	49,188,234
Inter-bank funds		119,712
Due to banks and correspondents	7,562,057	9,025,930
Bonds, notes and other obligations	6,075,433	5,551,629
Insurance and reinsurance contract liabilities	12,524,320	12,207,536
Other liabilities	4,447,094	3,422,853
Equity	10,978,595	10,008,101
Total liabilities and equity	95,355,527	89,523,995
Off- balance sheet accounts
Derivatives held as assets	2,334,880	2,578,515
Derivatives held as liabilities	2,334,880	2,578,515
Marginal gap	(1,701,059)	(1,554,855)
Up to 1 month [member] | Mining rights [member]
Financial assets
Cash and due from banks	8,575,399	6,438,844
Inter-bank funds	220,060	524,915
Investments at fair value through other comprehensive income	894,402	501,199
Investments at amortized cost	61,382	23,583
Loans, net	4,082,359	4,247,703
Other assets	852,858	1,034,215
Total assets	14,686,460	12,770,459
Financial liabilities
Deposits and obligations	34,089,992	30,185,794
Inter-bank funds		119,712
Due to banks and correspondents	2,055,726	1,459,377
Bonds, notes and other obligations	251,845	200,594
Insurance and reinsurance contract liabilities	47,878	52,793
Other liabilities	952,940	867,346
Total liabilities and equity	37,398,381	32,885,616
Off- balance sheet accounts
Derivatives held as assets	75,280	185,450
Derivatives held as liabilities	75,280	185,450
Marginal gap	(22,711,921)	(20,115,157)
Cumulative gap	(22,711,921)	(20,115,157)
From 1 to 3 months [member] | Mining rights [member]
Financial assets
Cash and due from banks	17,936	77,841
Investments at fair value through other comprehensive income	1,245,519	1,540,643
Investments at amortized cost	101,450	86,652
Loans, net	5,328,773	5,611,232
Other assets	152,093	195,323
Total assets	6,845,771	7,511,691
Financial liabilities
Deposits and obligations	5,181,622	3,894,718
Due to banks and correspondents	772,527	1,758,037
Bonds, notes and other obligations	1,680	1,138,301
Insurance and reinsurance contract liabilities	99,710	104,011
Other liabilities	104,144	142,339
Total liabilities and equity	6,159,683	7,037,406
Off- balance sheet accounts
Derivatives held as assets		111,270
Derivatives held as liabilities		111,270
Marginal gap	686,088	474,285
Cumulative gap	(22,025,833)	(19,640,872)
From 3 months to 1 year [member] | Mining rights [member]
Financial assets
Cash and due from banks	11	216,012
Investments at fair value through other comprehensive income	768,069	2,293,382
Investments at amortized cost	12,131	634,133
Loans, net	13,689,207	11,248,432
Other assets	97,488	262,343
Total assets	14,566,906	14,654,302
Financial liabilities
Deposits and obligations	6,435,281	6,601,910
Due to banks and correspondents	1,398,001	2,776,380
Bonds, notes and other obligations	1,490,591	18,233
Insurance and reinsurance contract liabilities	464,997	470,253
Other liabilities	88,873	205,445
Total liabilities and equity	9,877,743	10,072,221
Off- balance sheet accounts
Derivatives held as assets	1,505,600	1,576,325
Derivatives held as liabilities	1,505,600	1,576,325
Marginal gap	4,689,163	4,582,081
Cumulative gap	(17,336,670)	(15,058,791)
From 1 to 5 years [member] | Mining rights [member]
Financial assets
Cash and due from banks		26,788
Investments at fair value through other comprehensive income	5,473,331	4,041,060
Investments at amortized cost	752,424	636,561
Loans, net	19,835,684	19,392,632
Other assets	371,874	219,298
Total assets	26,433,313	24,316,339
Financial liabilities
Deposits and obligations	413,041	498,592
Due to banks and correspondents	1,944,760	1,683,940
Bonds, notes and other obligations	4,005,402	3,960,246
Insurance and reinsurance contract liabilities	2,486,668	2,549,908
Other liabilities	160,189	514,669
Total liabilities and equity	9,010,060	9,207,355
Off- balance sheet accounts
Derivatives held as assets	754,000	705,470
Derivatives held as liabilities	754,000	705,470
Marginal gap	17,423,253	15,108,984
Cumulative gap	86,583	50,193
More than 5 years [member] | Mining rights [member]
Financial assets
Investments at fair value through other comprehensive income	12,343,571	12,870,285
Investments at amortized cost	2,970,811	2,093,075
Loans, net	6,589,089	6,584,178
Other assets	(6,718)	5,590
Total assets	21,896,753	21,553,128
Financial liabilities
Deposits and obligations	33,499	46,902
Due to banks and correspondents	1,391,043	1,348,196
Bonds, notes and other obligations	325,915	234,255
Insurance and reinsurance contract liabilities	9,203,598	8,784,208
Other liabilities	1,312,693	520,057
Total liabilities and equity	12,266,748	10,933,618
Off- balance sheet accounts
Marginal gap	9,630,005	10,619,510
Cumulative gap	9,716,588	10,669,703
Non-interest bearing [member] | Mining rights [member]
Financial assets
Cash and due from banks	4,021,880	3,059,226
Investments at fair value through other comprehensive income	458,268	444,878
Loans, net	(295,664)	(563,795)
Other assets	5,040,781	4,222,912
Total assets	9,225,265	7,163,221
Financial liabilities
Deposits and obligations	7,614,593	7,960,318
Insurance and reinsurance contract liabilities	221,469	246,363
Other liabilities	1,828,255	1,172,997
Equity	10,978,595	10,008,101
Total liabilities and equity	20,642,912	19,387,779
Off- balance sheet accounts
Marginal gap	(11,417,647)	(12,224,558)
Cumulative gap	S/ (1,701,059)	S/ (1,554,855)